Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 5.00	$ 5.00
Common Stock, Shares Authorized	35,000,000	35,000,000
Common Stock, Shares, Issued	25,244,113	19,194,615
Common Stock, Shares, Outstanding	24,565,940	18,215,679
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued	3,516,896	3,424,803
Preferred Stock, Shares Outstanding	3,516,896	3,424,803
Series E Preferred Stock [Member]
Preferred Stock, Shares Issued	4,743,708	4,600,000
Preferred Stock, Shares Outstanding	4,743,708	4,600,000
Series F Preferred Stock [Member]
Preferred Stock, Shares Issued	6,741,259	6,000,000
Preferred Stock, Shares Outstanding	6,741,259	6,000,000
Series G Preferred Stock [Member]
Preferred Stock, Shares Issued	459,286	2,615,000
Preferred Stock, Shares Outstanding	459,286	2,615,000